Cash and short-term deposits (Details) - EUR (€) € in Thousands	Apr. 15, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Short term deposits pledged as security		€ 1,500
Secured bank loan
Borrowings
Short term deposits pledged as security		1,500	€ 0
Overdraft facility
Borrowings
Short term deposits pledged as security	€ 500	2,500	€ 1,500
Maximum borrowing capacity	€ 500	€ 2,500